Short-term and Long-term Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term and Long-term Borrowings	9. Short-term and long-term borrowings
The following table presents short-term borrowings from the Funding Partners as of December 31, 2019 and 2020. Short-term borrowings include borrowings with terms shorter than one year, the current portion of the long-term borrowings and long-term borrowings with early repayment options that are exercisable by the Funding Partners on demand:

			As of December 31,
Funding Partners	Fixed annual rate (%)	Term	2019	2020
			RMB	RMB	US$
Trust beneficiaries	8%-10.5%	18 to 24 months	842,977,069	—	—
Banks	3.92%-12%	31 to 367 days	206,593,264	—	—

			1,049,570,333	—	—

In November 2019, the Company entered into a revolving credit facility with several banks. The credit facility enables the Company to borrow RMB1,200 million to be used for the construction of the Company’s office building and innovation center. The credit facility expires in eight years and is guaranteed by Xinjiang Qudian Technology Co., Ltd. and Qufenqi (Ganzhou) Information Technology Co., Ltd. and collateralized by the land lease right of use asset which has a carrying amount of RMB104 million (US$15 million) as of December 31, 2019. Drawdowns from the credit facility will incur interest at a rate equal to the Loan Prime Rate (“LPR”) plus 0.295%. The Company is required to comply with certain financial covenants, which has been met as of December 31, 2020. As of December 31, 2020, the Company has drawn an amount of RMB 102 million (US$16 million) from the credit facility.
The following table presents long-term borrowings from Banks mentioned above as of December 31, 2019 and 2020:

			As of December 31,
	Floating annual rate (%)	Term	2019	2020
			RMB	RMB	US$
Banks	LPR +0.295%	30 to 95 months	—	102,415,457	15,695,855

The weighted average interest rate for the outstanding borrowings was approximately 8.42% and 4.95% as of December 31, 2019 and 2020, respectively.
The following table sets forth the contractual obligations which has not included impact of discount of time value as of December 31, 2020. There were no long-term borrowings as of December 31, 2019:

	Less than 1 year	1 – 2 years	2 – 3 years	3 – 4 years	4 – 5 years	Greater than 5 years	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Long-term borrowings and interest payables (RMB)	5,064,444	5,064,444	25,082,717	24,094,803	23,070,814	43,102,962	125,480,184

Long-term borrowings and interest payables (US$)	776,160	776,160	3,844,095	3,692,690	3,535,757	6,605,818	19,230,680